Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Basic and diluted loss from continuing operations:
Net (loss) income attributable to Venator Materials PLC ordinary shareholders, Basic	$ (170)	$ (3)
Net (loss) income attributable to Venator Materials PLC ordinary shareholders, Diluted	$ (170)	$ (3)
Denominator:
Weighted average shares outstanding, basic (in shares)	108.4	107.6
Weighted average shares outstanding, diluted (in shares)	108.4	107.6
Potential dilutive impact of share-based awards (in shares)	0.1	0.1